ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
ACCOUNTS RECEIVABLE.
Accounts receivable	$ 349,103	$ 1,199,756
Allowance for CECL	(83,869)	(231,937)
Accounts receivable, net	$ 265,234	$ 967,819